INTANGIBLE ASSETS (Narrative) (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Capitalization of costs associated with the development of internal use software		$ 543,617	$ 451,168	$ 960,988	$ 634,914
Amortization expense		495,178	350,165	723,823	505,712
2019				858,041
2020				737,648
2021				166,916
Total				1,762,605
Big Token, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Capitalization of costs associated with the development of internal use software	$ 12,496	$ 152,288	$ 78,415	225,011	12,496
Amortization expense				37,903	442
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense				51,422	151,200
Non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense				121,527	677,083
Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense				365,266	$ 146,181
Acquired Software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense				$ 151,200